Investments in associates and joint ventures	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Investments in associates and joint ventures	Investments in associates and joint ventures
a) Non-material individual investments of ITAÚ UNIBANCO HOLDING

	12/31/2025	01/01 to 12/31/2025
	Investment	Equity in earnings	Other comprehensive income	Total Income
Associates	9,331	1,497	(10)	1,487
Joint ventures	1,509	(80)	(4)	(84)
Total	10,840	1,417	(14)	1,403

	12/31/2024	01/01 to 12/31/2024			01/01 to 12/31/2023
	Investment	Equity in earnings	Other comprehensive income	Total Income	Equity in earnings
Associates	8,548	1,169	(3)	1,166	993
Joint ventures	1,526	(122)	9	(113)	(73)
Total	10,074	1,047	6	1,053	920
At 12/31/2025, the balances of Associates include interest in total capital and voting capital of the following companies: Pravaler S.A. (50.14% total capital and 41.60% voting capital; 50.45% total capital and 41.62% voting capital at 12/31/2024); Porto Seguro ltaú Unibanco Participações S.A. (42.93% total and voting capital; 42.93% at 12/31/2024); BSF Holding S.A. (49% total and voting capital; 49% at 12/31/2024); Gestora de Inteligência de Crédito S.A (15.71% total capital and 16% voting capital; 15.71% total capital and 16% voting capital at 12/31/2024); Rias Redbanc S.A. (25% total and voting capital; 25% at 12/31/2024); Kinea Private Equity Investimentos S.A. (80% total capital and 49% voting capital; 80% total capital and 49% voting capital at 12/31/2024); Tecnologia Bancária S.A. (28.75% total capital and 29.78% voting capital; 28.05% total capital and 28.95% voting capital at 12/31/2024); CIP S.A. (22.89% total and voting capital; 22.89% at 12/31/2024); Prex Holding LLC (30% total and voting capital; 30% at 12/31/2024); Banfur lnternational S.A. (30% total and voting capital; 30% at 12/31/2024); Biomas – Serviços Ambientais, Restauração e Carbono S.A. (16.67% total and voting capital; 16.67% at 12/31/2024); Rede Agro Fidelidade e Intermediação S.A. (12.82% total and voting capital; 12.82% at 12/31/2024); Riblinor S.A. (40% total and voting capital; 40% at 12/31/2024) and Caja de Valores Del Paraguay S.A. (9.09% total and voting capital).
At 12/31/2025, the balances of Joint ventures include interest in total and voting capital of the following companies: Olímpia Promoção e Serviços S.A. (50% total and voting capital; 50% at 12/31/2024); ConectCar Instituição de Pagamento e Soluções de Mobilidade Eletrônica S.A. (50% total and voting capital; 50% at 12/31/2024); TOTVS Techfin S.A. (50% total and voting capital; 50% at 12/31/2024); Avenue Holding Cayman Ltd (32.91% total and 33.41% voting capital; 33.60% total capital and 34.11% voting capital at 12/31/2024) and includes result not arising from subsidiaries' net income.